Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash flow from operations	$ 13,767	$ 17,252	$ 18,762
Interest on loans and borrowings paid	(868)	(743)	(785)
Cash received (paid) on settlement of derivatives, net	11	567	(83)
Payments related to Brumadinho event	(909)	(1,330)	(1,093)
Payments related to de-characterization of dams	(533)	(458)	(349)
Interest on participative shareholders' debentures paid	(243)	(233)	(371)
Income taxes (including settlement programs) paid	(1,859)	(1,890)	(4,637)
Net cash generated by operating activities from continuing operations	9,366	13,165	11,444
Net cash generated by operating activities from discontinued operations			41
Net cash generated by operating activities	9,366	13,165	11,485
Cash flow from investing activities:
Acquisition of property, plant and equipment and intangible assets	(6,447)	(5,920)	(5,446)
Payments related to the Samarco dam failure	(808)	(553)	(338)
Advanced payment related to renegotiation of railway concession contracts	(656)
Cash received (paid) from disposal and acquisition of investments, net	2,687	(139)	577
Dividends received from associates and joint ventures	81	204	219
Short-term investment	(85)	127	260
Other investing activities, net	(140)	(38)	145
Net cash used in investing activities from continuing operations	(5,368)	(6,319)	(4,583)
Net cash used in investing activities from discontinued operations			(103)
Net cash used in investing activities	(5,368)	(6,319)	(4,686)
Cash flow from financing activities:
Loans and borrowings from third parties	4,855	1,950	1,275
Payments of loans and borrowings to third parties	(2,605)	(658)	(2,300)
Payments of leasing	(202)	(233)	(224)
Dividends and interest on capital paid to Vale’s shareholders	(3,914)	(5,513)	(6,603)
Dividends and interest on capital paid to noncontrolling interest		(41)	(12)
Shares buyback program	(409)	(2,714)	(6,036)
Acquisition of additional stake in VOPC		(130)
Net cash used in financing activities from continuing operations	(2,275)	(7,339)	(13,900)
Net cash used in financing activities from discontinued operations			(11)
Net cash used in financing activities	(2,275)	(7,339)	(13,911)
Net increase (decrease) in cash and cash equivalents	1,723	(493)	(7,112)
Cash and cash equivalents in the beginning of the year	3,609	4,736	11,721
Effect of exchange rate changes on cash and cash equivalents	(454)	69	138
Effect of transfer PTVI to non-current assets held for sale		(703)
Cash and cash equivalents from subsidiaries acquired and sold, net	75		(11)
Cash and cash equivalents at end of the year	$ 4,953	$ 3,609	$ 4,736